SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
RMB USD Spot Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average yearly RMB: USD Exchange rate	0.1379	0.1391	0.1403
RMB USD Average Biannual Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average yearly RMB: USD Exchange rate	0.1396		0.1407
RMB USD Average Annual Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average yearly RMB: USD Exchange rate		0.1404
Year Ended R M B U S D Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average yearly RMB: USD Exchange rate		0.1391		0.1412
Average Yearly R M B U S D Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average yearly RMB: USD Exchange rate		0.1404		0.1423